Trade payables and accrued liabilities	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade payables and accrued liabilities
12.	Trade payables and accrued liabilities

	December 31, 2024	December 31, 2023
Trade payables	$1,271,484	$852,230
Accruals	1,745,504	877,873

Total trade payables and accrued liabilities	$3,016,988	$1,730,103

Included in trade payables and accrued liabilities are amounts invoiced or accrued, respectively, according to consulting contracts with directors, officers and consultants
of the Company (see Note 19).